INTANGIBLE ASSETS AND GOODWILL - Changes in Intangible Assets and Goodwill (Details) € in Millions	6 Months Ended
Jun. 30, 2021 EUR (€)
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	€ 61
Additions	2
Amortization expense	(5)
Transfer	0
Effect of changes in foreign exchange rates	1
Intangible assets (excluding goodwill), ending balance	59
Changes in goodwill [abstract]
Goodwill, beginning balance	417
Effect of changes in foreign exchange rates	13
Goodwill, ending balance	430
Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	214
Changes in goodwill [abstract]
Goodwill, ending balance	430
Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(155)
Technology
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	18
Additions	0
Amortization expense	(1)
Transfer	0
Effect of changes in foreign exchange rates	1
Intangible assets (excluding goodwill), ending balance	18
Technology | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	82
Technology | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(64)
Computer Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	15
Additions	0
Amortization expense	(4)
Transfer	4
Effect of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	15
Computer Software | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	80
Computer Software | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(65)
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	13
Additions	0
Amortization expense	0
Transfer	0
Effect of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	13
Customer relationships | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	38
Customer relationships | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(25)
Work in Progress
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	13
Additions	2
Amortization expense	0
Transfer	(4)
Effect of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	11
Work in Progress | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	12
Work in Progress | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	(1)
Other
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	2
Additions	0
Amortization expense	0
Transfer	0
Effect of changes in foreign exchange rates	0
Intangible assets (excluding goodwill), ending balance	2
Other | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	2
Other | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), ending balance	€ 0